Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 8,130	$ 7,706
Accrued interest	5,087	5,559
Accrued salaries and employee benefits	4,080	5,386
Cheques and other items in transit	1,326	0
Current income tax payable	113	67
Deferred tax liabilities	358	300
Defined benefit liability	1,387	1,380
Lease liabilities	5,198	5,013
Liabilities related to structured entities	23,113	22,792
Provisions	1,379	3,675
Total	$ 50,171	$ 51,878